Financial risk management - Market Risk (Details) £ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Senior GBP Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £				£ 220.2	£ 222.5
Notional amount | £				220.2	£ 222.5
Net Investment Hedge
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on interest charge	€ 2,400,000	€ 2,600,000
Interest rate swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on interest charge	€ 400,000	€ 500,000
Cross currency interest rate swap where hedge accounting not applied | £				37.9
Cross currency interest rate swap where hedge accounting not applied | £				£ 37.9
Pound Sterling | Cross currency interest rate swap | Hedges of net investment in foreign operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	85.30%	85.30%	85.30%	85.30%	85.30%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 5,600,000	€ 5,600,000
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity	80,000,000.0
Letters of credit, overdrafts, customer bonds and bank guarantees utilized against the credit facility	€ 16,100,000
Currency risk | Pound Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent	(5.20%)	5.30%	(1.30%)
Currency risk | Pound Sterling | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%	1.00%
Currency risk | Pound Sterling | Hedges of net investment in foreign operations | Loans and Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic, concentration percentage	100.00%			100.00%
Currency risk | Pound Sterling | Cross currency interest rate swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on interest charge	€ 100,000	€ 100,000
Currency risk | Pound Sterling | Cross currency interest rate swap | Hedges of net investment in foreign operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic, concentration percentage		104.00%			104.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Currency risk | Pound Sterling | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 3,000,000.0	€ 1,400,000
Currency risk | US dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent	(9.60%)	2.00%	4.50%
Currency risk | US dollar | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 3,000,000.0	€ 2,800,000
Currency risk | US dollar | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	87.90%	82.70%		87.90%	82.70%
Financial assets	€ 28,300,000	€ 400,000
Currency risk | Euro | Foreign exchange forward contract | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of financial instruments designated as hedging instruments	84.90%	95.20%		84.90%	95.20%
Financial assets	€ 3,100,000	€ 9,000,000.0
Currency risk | Swedish Krona
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, actual change in risk variable, percent	3.80%	(2.20%)	(4.10%)
Currency risk | Swedish Krona | Foreign exchange forward contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on pre-tax earnings	€ 1,100,000	€ 1,200,000
Bottom of range | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate	0.00%			0.00%